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FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:			Bush O'Donnell Investment Advisors, Inc.
Address:		101 S. Hanley Rd., Suite 1260
			St. Louis, MO 63105
13F File Number:	028-05533

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:		Mark J. Reed
Title:		Managing Director
Phone:		314-727-4555

Signature, Place, and Date of Signing:

Mark J. Reed
St. Louis, Missouri
November 9, 2009

Report Type (check only one.):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION PAGE

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FORM 13F SUMMARY PAGE

Report summary:

List of Other Included Managers:  0

Form 13F Information Table Entry Total: 34

Form 13F Information Table Value Total: $145,734,019
List of Other Included Managers:

NONE

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
Form 13F Information Table
			Value	Shares/	Sh/	Put/	Investment	Other	            Voting Authority
Name of Issuer	Title of Class	Cusip	(x$1000)	Prn Amt	Prn	Call	Discretion	Managers	Sole	Shared	None
3M CO			COM	88579Y101	6599	SH	89417		SOLE				89417
ARCHER DANIELS MIDLAND	COM	039483102	5293	SH	181136		SOLE				181136
AMERICAN EXPRESS CO	COM	025816109	5736	SH	169199		SOLE				169199
ATHENAHEALTH, INC	COM	04685W103	852	SH	22193		NONE						22193
BERKSHIRE HATHAWAY CL A	COM	084670108	6565	SH	65		SOLE				65
BERKSHIRE HATHAWAY CL B	COM	084670207	2260	SH	680		SOLE				680
BOARDWALK PIPELINE PTN	LP	096627104	240	SH	9675		SOLE				9675
BRISTOL MYERS SQUIBB CO	COM	110122108	356	SH	15830		SOLE				15830
COLGATE PALMOLIVE CO	COM	194162103	11289	SH	147991		SOLE				147991
EMERSON 		COM	291011104	6724	SH	167756		SOLE				167756
ENBRIDGE ENERGY PTN	LP	29250r106	282	SH	6265		SOLE				6265
ENTERPRISE PRODUCTS PTN	LP	293792107	300	SH	10605		SOLE				10605
EXPRESS SCRIPTS		COM	302182100	14968	SH	192940		SOLE				192940
EXXON MOBIL CORP	COM	30231G102	3043	SH	44350		SOLE				44350
FEDEX CORP		COM	31428x106	5486	SH	72927		SOLE				72927
GOLDMAN SACHS GRP	COM	38141G104	525	SH	2850		SOLE				2850
HOME DEPOT CO		COM	437076102	5324	SH	199860		SOLE				199860
INERGY LP		LP	456615103	1022	SH	34305		SOLE				34305
JOHNSON & JOHNSON CO.	COM	478160104	8233	SH	135215		SOLE				135215
LINN ENERGY LLC		LP	536020100	203	SH	8870		SOLE				8870
MEDAVANTE TECHNOLOGIES	COM	591407101	229	SH	6635		SOLE				6635
MERCK & CO INC		COM	589331107	739	SH	23374		SOLE				23374
MOODYS CORP		COM	615369105	3066	SH	149835		SOLE				149835
NORTHERN TRUST		COM	665859104	5401	SH	92872		SOLE				92872
PEPSICO INC		COM	713448108	8511	SH	145092		SOLE				145092
PLAINS ALL-AMERICAN	LP	726503105	271	SH	5860		SOLE				5860
PROCTOR & GAMBLE CO.	COM	742718109	8388	SH	144816		SOLE				144816
SCHERING PLOUGH CORP	COM	806605101	453	SH	16024		SOLE				16024
UNITED PARCEL SERV B	COM	911312106	282	SH	5000		SOLE				5000
UNITED TECH CORP	COM	913017109	7207	SH	118288		SOLE				118288
WALGREEN CO		COM	931422109	8241	SH	224729		SOLE				224729
WAL MART STORES		COM	931142103	9414	SH	191766		SOLE				191766
WELLPOINT HEALTH NTWKS	COM	94973H108	867	SH	18302		NONE				18302
WESTERN UNION CO	COM	959802109	7426	SH	392486		SOLE				392486